Offerings - Offering: 1	Sep. 23, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,400,000
Proposed Maximum Offering Price per Unit	16.41
Maximum Aggregate Offering Price	$ 39,384,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 5,813.08
Offering Note
1
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also registers any additional shares of the Registrant’s common stock, par value $0.0001 per share (the “Common Stock”), that may become issuable under the Registrant’s 2024 Inducement Plan (the “Inducement Plan”) as a result of any stock split, stock dividend, recapitalization or similar event.

Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee, on the basis of the average of the high ($16.73) and low ($16.08) sale price of the Common Stock as reported on The Nasdaq Global Select Market on September 18, 2024, which date is within five business days prior to the filing of this Registration Statement.
Represents 2,400,000 shares of the Common Stock reserved for issuance under the Inducement Plan.